Deferred Charges (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Deferred Charges [Abstract]
Deferred charges consisted of dry-docking and special survey costs	$ 16,984		$ 15,290
Amortization of deferred dry-docking costs	$ 2,931	$ 3,568